SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

21.         SUBSEQUENT EVENTS

The Company evaluated all events and transactions that occurred after June 30, 2024 up through September 30, 2024, the Company did not identify any subsequent events occurred that would require recognition or disclosure in the Company’s unaudited condensed consolidated financial statements.